Note 6 - Note Payable (Details Textual) - Insurance Policy Financing Arrangement [Member] - Notes Payable [Member] - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2024
Debt Instrument, Face Amount	$ 500		$ 400
Debt Instrument, Interest Rate, Stated Percentage	9.06%		8.86%
Debt Instrument, Term (Month)	11 months
Notes Payable		$ 415